Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 24,502	$ 3,766	¥ 20,451
Amounts due from related parties, non-current		10,956	1,684	809
Amounts due to related parties		10,285	1,581	16,630
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	21,014	3,230	14,120
Amounts due from related parties, non-current	[1]	10,956	1,684	809
Amounts due to related parties		1,101	169	1,312
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	3,425	526	6,331
Amounts due to related parties	[3]	9,049	1,391	15,158
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		63	10	0
Amounts due to related parties		¥ 135	$ 21	¥ 160

[1]	Receivable from Ping An Group primarily consists of interest receivable from cash and cash equivalents and short-term investments held at Ping An Group, service fee receivable and deposit in relation to the operating lease agreement and others. As of December 31, 2016 and 2017, the Group had cash and cash equivalents and short-term investments of RMB541,218 and RMB1,374,574 (US$211,268) at Ping An Group, respectively.
[2]	The amount represents unsettled portion of fulfilment cost paid by the Group to dealers on behalf of Mango JV and commission fee receivable for facilitating the sale of Mango JV's vehicles through the Autohome Mall platform.
[3]	The outstanding payable to Mango JV represents proceeds from vehicle sales on the Autohome Mall platform collected by the Group on behalf of Mango JV.